Goodwill	12 Months Ended
Dec. 31, 2017
Goodwill [Abstract]
Goodwill

20. GOODWILL

As at December 31,	2017	2016

Carrying Value, Beginning of Year	242	242
Goodwill Recognized on Acquisition (Note 5)	2,030	-
Carrying Value, End of Year	2,272	242

The carrying amount of goodwill allocated to the Company’s exploration and production CGUs is:

As at December 31,	2017	2016

Primrose (Foster Creek) (1)	1,171	242
Christina Lake (1)	1,101	-
	2,272	242
(1)	Goodwill recognized on the Acquisition reflects measurement period adjustments.

For the purposes of impairment testing, goodwill is allocated to the CGU to which it relates. The assumptions used to test Cenovus’s goodwill for impairment as at December 31, 2017 are consistent to those disclosed in Note 10.